Share capital, stock options and other stock-based plans (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Nine months ended September 30, 2025		Nine months ended September 30, 2024
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	524,322	$11.75	478,643	$15.68
Granted	427,691	3.28	224,050	8.23
Exercised	(68,071)	17.48	(90,362)	17.58
Forfeited/expired	(146,457)	11.82	(54,614)	22.15
Outstanding, end of period	737,485	$6.28	557,717	$11.73
Units outstanding and exercisable, end of period	491	$31.07	—	$—

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units at September 30, 2025 as follows:

September 30, 2025
(CDN $)
Share units:
Outstanding	$2,358
Exercisable	15
Exercised	218

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of revenue	$—	$36	$—	$113
Research and development	12	53	40	216
General and administrative	(215)	(269)	465	875
Sales and marketing	(18)	40	10	148
	$(221)	$(140)	$515	$1,352